AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 92.0%
Affiliated Mutual Fund — 4.6%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	10,398,159	$115,211,601
(cost $113,859,840)(wa)
Common Stocks — 32.3%
Aerospace & Defense — 0.8%
Airbus SE (France)	23,765	4,184,676
Karman Holdings, Inc.*	8,506	284,271
Loar Holdings, Inc.*(a)	10,610	749,597
Safran SA (France)	52,328	13,777,097
Woodward, Inc.	7,952	1,451,160
		20,446,801
Automobile Components — 0.4%
Bridgestone Corp. (Japan)	67,500	2,711,667
Cie Generale des Etablissements Michelin SCA (France)	198,018	6,959,653
Gentex Corp.	42,341	986,545
		10,657,865
Automobiles — 0.1%
Kia Corp. (South Korea)	51,479	3,255,978
Banks — 3.0%
Al Rajhi Bank (Saudi Arabia)	129,796	3,523,350
Bank Central Asia Tbk PT (Indonesia)	7,393,500	3,777,417
Bank of America Corp.	89,165	3,720,855
BankUnited, Inc.	48,322	1,664,210
Commerce Bancshares, Inc.(a)	24,221	1,507,273
Cullen/Frost Bankers, Inc.	13,595	1,702,094
DBS Group Holdings Ltd. (Singapore)	395,100	13,568,259
First Financial Bancorp	59,182	1,478,366
First Hawaiian, Inc.	61,401	1,500,640
First Interstate BancSystem, Inc. (Class A Stock)	51,230	1,467,740
HDFC Bank Ltd. (India), ADR(a)	120,380	7,998,047
KBC Group NV (Belgium)	66,937	6,100,877
Mitsubishi UFJ Financial Group, Inc. (Japan)	452,400	6,167,939
NatWest Group PLC (United Kingdom)	1,003,680	5,926,119
ServisFirst Bancshares, Inc.(a)	13,640	1,126,664
U.S. Bancorp	35,924	1,516,711
UniCredit SpA (Italy)	136,868	7,682,695
Wells Fargo & Co.	41,689	2,992,853
Wintrust Financial Corp.	16,239	1,826,238
WSFS Financial Corp.(a)	25,350	1,314,905
		76,563,252
Beverages — 0.7%
Diageo PLC (United Kingdom)	46,070	1,203,931
Heineken NV (Netherlands)	106,144	8,655,024
PepsiCo, Inc.	21,148	3,170,931
Pernod Ricard SA (France)	30,687	3,031,650
Primo Brands Corp.	44,129	1,566,138
		17,627,674
Biotechnology — 0.5%
AbbVie, Inc.	34,295	7,185,488
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.	3,374	$2,139,892
Vertex Pharmaceuticals, Inc.*	7,685	3,725,842
		13,051,222
Broadline Retail — 1.1%
Alibaba Group Holding Ltd. (China)	340,900	5,640,525
Amazon.com, Inc.*	113,653	21,623,620
Ozon Holdings PLC (Russia), ADR*(a)^	6,700	1
Savers Value Village, Inc.*	1,661	11,461
		27,275,607
Building Products — 0.5%
AAON, Inc.(a)	14,144	1,105,071
AZEK Co., Inc. (The)*	23,271	1,137,719
Fortune Brands Innovations, Inc.	7,048	429,082
Hayward Holdings, Inc.*	145,187	2,021,003
Janus International Group, Inc.*(a)	165,771	1,193,551
Kingspan Group PLC (Ireland)	35,490	2,866,819
Simpson Manufacturing Co., Inc.(a)	11,936	1,874,907
Trane Technologies PLC	9,476	3,192,654
		13,820,806
Capital Markets — 2.2%
3i Group PLC (United Kingdom)	176,510	8,299,611
Charles Schwab Corp. (The)	69,403	5,432,867
CME Group, Inc.	26,062	6,913,988
Deutsche Boerse AG (Germany)	30,143	8,893,986
Evercore, Inc. (Class A Stock)	8,397	1,677,049
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	200,600	8,923,532
Japan Exchange Group, Inc. (Japan)	262,700	2,703,428
London Stock Exchange Group PLC (United Kingdom)	36,679	5,447,832
MarketAxess Holdings, Inc.	7,402	1,601,423
Moelis & Co. (Class A Stock)	17,660	1,030,637
Morningstar, Inc.	3,341	1,001,866
StepStone Group, Inc. (Class A Stock)	34,540	1,804,024
UBS Group AG (Switzerland)	78,629	2,415,058
		56,145,301
Chemicals — 1.1%
Air Liquide SA (France)	50,275	9,549,496
Axalta Coating Systems Ltd.*	50,169	1,664,106
Balchem Corp.	7,015	1,164,490
Element Solutions, Inc.	66,874	1,512,021
Linde PLC	22,985	10,702,735
Perimeter Solutions, Inc.*	113,800	1,145,966
Quaker Chemical Corp.(a)	13,738	1,698,154
		27,436,968
Commercial Services & Supplies — 0.3%
Casella Waste Systems, Inc. (Class A Stock)*	18,698	2,085,014
Driven Brands Holdings, Inc.*(a)	69,979	1,199,440
MSA Safety, Inc.	17,262	2,532,163
UniFirst Corp.	5,018	873,132
		6,689,749
A1

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.3%
Vinci SA (France)	29,276	$3,690,537
WillScot Holdings Corp.(a)	97,136	2,700,381
		6,390,918
Construction Materials — 0.1%
Eagle Materials, Inc.	8,246	1,830,035
Consumer Staples Distribution & Retail — 0.3%
Alimentation Couche-Tard, Inc. (Canada)	91,042	4,489,942
BJ’s Wholesale Club Holdings, Inc.*(a)	5,037	574,722
Casey’s General Stores, Inc.(a)	1,676	727,451
Performance Food Group Co.*(a)	30,299	2,382,410
		8,174,525
Containers & Packaging — 0.1%
AptarGroup, Inc.	9,002	1,335,717
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	16,630	2,112,675
Diversified Telecommunication Services — 0.4%
Deutsche Telekom AG (Germany)	244,284	9,018,962
GCI Liberty, Inc. (Class A Stock)*^	5,713	—
		9,018,962
Electric Utilities — 0.8%
Iberdrola SA (Spain)	274,602	4,434,297
NextEra Energy, Inc.	56,305	3,991,461
Portland General Electric Co.	36,133	1,611,532
Southern Co. (The)	98,098	9,020,111
		19,057,401
Electrical Equipment — 0.2%
Legrand SA (France)	47,086	4,986,576
Electronic Equipment, Instruments & Components — 0.3%
Badger Meter, Inc.	7,220	1,373,605
Cognex Corp.	16,915	504,574
Fabrinet (Thailand)*	5,401	1,066,751
Keyence Corp. (Japan)	9,500	3,735,497
Novanta, Inc.*	13,919	1,779,823
		8,460,250
Energy Equipment & Services — 0.3%
Baker Hughes Co.	138,200	6,073,890
Cactus, Inc. (Class A Stock)	30,437	1,394,928
Flowco Holdings, Inc. (Class A Stock)*	35,168	902,059
		8,370,877
Entertainment — 0.2%
Walt Disney Co. (The)	48,222	4,759,511
Financial Services — 0.5%
Fidelity National Information Services, Inc.	64,113	4,787,959
Mastercard, Inc. (Class A Stock)	13,303	7,291,640
WEX, Inc.*(a)	10,641	1,670,850
		13,750,449
	Shares	Value
Common Stocks (continued)
Food Products — 0.6%
Freshpet, Inc.*(a)	12,619	$1,049,522
Nestle SA	121,737	12,302,331
Utz Brands, Inc.(a)	112,805	1,588,294
		14,940,147
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd. (Canada)	45,682	3,205,882
Knight-Swift Transportation Holdings, Inc.	21,771	946,821
Landstar System, Inc.	10,645	1,598,879
		5,751,582
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	27,068	3,590,570
Envista Holdings Corp.*	91,905	1,586,280
Hoya Corp. (Japan)	50,100	5,654,211
ICU Medical, Inc.*	11,569	1,606,471
Neogen Corp.*	26,438	229,217
QuidelOrtho Corp.*	24,811	867,641
Terumo Corp. (Japan)	239,800	4,512,086
		18,046,476
Health Care Providers & Services — 0.5%
Chemed Corp.	2,976	1,831,192
Concentra Group Holdings Parent, Inc.	45,870	995,379
Encompass Health Corp.	22,404	2,269,077
HealthEquity, Inc.*	14,589	1,289,230
UnitedHealth Group, Inc.	12,246	6,413,843
		12,798,721
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	18,780	1,717,243
Hotels, Restaurants & Leisure — 1.6%
Compass Group PLC (United Kingdom)	64,916	2,147,181
InterContinental Hotels Group PLC (United Kingdom)	31,222	3,361,680
Marriott International, Inc. (Class A Stock)	16,388	3,903,622
McDonald’s Corp.	29,253	9,137,760
Monarch Casino & Resort, Inc.	15,320	1,191,130
Planet Fitness, Inc. (Class A Stock)*	18,318	1,769,702
Vail Resorts, Inc.(a)	7,535	1,205,751
Wendy’s Co. (The)	80,003	1,170,444
Wyndham Hotels & Resorts, Inc.	16,624	1,504,638
Yum China Holdings, Inc. (China)	170,816	8,892,681
Yum! Brands, Inc.	43,818	6,895,200
		41,179,789
Household Durables — 0.4%
Sony Group Corp. (Japan)	416,600	10,541,233
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	8,221	1,740,797
Siemens AG (Germany)	39,968	9,230,462
		10,971,259

A2

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs — 0.2%
EastGroup Properties, Inc.	7,731	$1,361,816
Prologis, Inc.	27,597	3,085,068
		4,446,884
Insurance — 1.8%
AIA Group Ltd. (Hong Kong)	231,600	1,753,183
Aon PLC (Class A Stock)	12,503	4,989,822
Arthur J. Gallagher & Co.	6,126	2,114,940
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	32,948	1,472,446
Intact Financial Corp. (Canada)	29,730	6,074,089
Kinsale Capital Group, Inc.(a)	3,831	1,864,586
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	27,355	17,280,728
Oscar Health, Inc. (Class A Stock)*(a)	64,087	840,181
RLI Corp.	21,365	1,716,250
Tokio Marine Holdings, Inc. (Japan)	160,600	6,247,795
		44,354,020
Interactive Media & Services — 1.2%
Meta Platforms, Inc. (Class A Stock)	31,967	18,424,500
Tencent Holdings Ltd. (China)	169,500	10,830,364
		29,254,864
IT Services — 0.3%
Accenture PLC (Ireland) (Class A Stock)	6,801	2,122,184
Infosys Ltd. (India), ADR(a)	256,506	4,681,235
		6,803,419
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	19,339	1,327,816
Brunswick Corp.	28,012	1,508,446
		2,836,262
Life Sciences Tools & Services — 0.4%
Azenta, Inc.*	17,766	615,414
Lonza Group AG (Switzerland)	9,003	5,561,783
Thermo Fisher Scientific, Inc.	10,142	5,046,659
		11,223,856
Machinery — 1.3%
Atlas Copco AB (Sweden) (Class A Stock)	273,094	4,362,249
Hillman Solutions Corp.*	177,671	1,561,728
Lincoln Electric Holdings, Inc.	5,665	1,071,591
Otis Worldwide Corp.(a)	101,678	10,493,170
RBC Bearings, Inc.*	5,461	1,757,186
Toro Co. (The)	16,631	1,209,905
Volvo AB (Sweden) (Class B Stock)(a)	384,642	11,284,765
		31,740,594
Metals & Mining — 0.2%
BHP Group Ltd. (Australia) (XASX)	63,769	1,547,236
BHP Group Ltd. (Australia) (CBOE)	163,474	3,930,214
		5,477,450
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.1%
Dominion Energy, Inc.	46,632	$2,614,656
Oil, Gas & Consumable Fuels — 1.1%
ConocoPhillips	18,942	1,989,289
DT Midstream, Inc.	12,197	1,176,767
Exxon Mobil Corp.	70,841	8,425,120
Gazprom PJSC (Russia)*^	321,836	—
Shell PLC	362,694	13,202,181
SM Energy Co.	60,372	1,808,141
		26,601,498
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	108,668	6,627,661
Johnson & Johnson	49,907	8,276,577
Novo Nordisk A/S (Denmark) (Class B Stock)	36,190	2,474,612
Sanofi SA	29,137	3,226,104
		20,604,954
Professional Services — 0.4%
First Advantage Corp.*(a)	92,000	1,296,280
HeadHunter Group PLC (Russia), ADR*(a)^	7,400	1
Paylocity Holding Corp.*	8,676	1,625,362
RELX PLC (United Kingdom)	144,355	7,255,473
Verra Mobility Corp.*(a)	52,612	1,184,296
		11,361,412
Real Estate Management & Development — 0.3%
Cushman & Wakefield PLC*	202,832	2,072,943
Mitsui Fudosan Co. Ltd. (Japan)	512,900	4,593,058
		6,666,001
Retail REITs — 0.0%
NNN REIT, Inc.	23,919	1,020,145
Semiconductors & Semiconductor Equipment — 2.2%
Allegro MicroSystems, Inc. (Japan)*	47,726	1,199,354
Analog Devices, Inc.	15,780	3,182,353
ASML Holding NV (Netherlands)	8,360	5,532,429
Broadcom, Inc.	15,180	2,541,587
Disco Corp. (Japan)	11,900	2,430,238
MACOM Technology Solutions Holdings, Inc.*	17,320	1,738,582
Micron Technology, Inc.(a)	13,199	1,146,861
NVIDIA Corp.	153,103	16,593,303
Power Integrations, Inc.(a)	31,483	1,589,892
SK Hynix, Inc. (South Korea)	5,496	732,650
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	271,000	7,632,170
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	65,736	10,912,176
		55,231,595
Software — 1.4%
CCC Intelligent Solutions Holdings, Inc.*	110,056	993,806
Clearwater Analytics Holdings, Inc. (Class A Stock)*	43,840	1,174,912

A3

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Dassault Systemes SE (France)	81,348	$3,097,141
Microsoft Corp.	66,032	24,787,753
nCino, Inc.*(a)	24,536	674,004
Oracle Corp.	22,803	3,188,087
Qualys, Inc.*	6,222	783,536
SPS Commerce, Inc.*	8,941	1,186,739
		35,885,978
Specialized REITs — 0.1%
CubeSmart	34,384	1,468,541
Specialty Retail — 0.4%
Five Below, Inc.*	8,347	625,399
Industria de Diseno Textil SA (Spain)	82,448	4,105,241
Ross Stores, Inc.	46,837	5,985,300
		10,715,940
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	22,163	4,923,067
Western Digital Corp.*	23,575	953,137
		5,876,204
Textiles, Apparel & Luxury Goods — 0.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	23,284	14,419,284
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	6,914	1,558,001
Core & Main, Inc. (Class A Stock)*	45,815	2,213,322
ITOCHU Corp. (Japan)	121,200	5,626,462
		9,397,785

Total Common Stocks (cost $812,245,597)		815,166,911
Unaffiliated Exchange-Traded Funds — 52.8%
JPMorgan Active Growth ETF	2,710,172	199,983,592
JPMorgan Active Value ETF(a)	3,418,643	217,220,576
JPMorgan Global Select Equity ETF(a)	8,454,368	498,300,450
JPMorgan Ultra-Short Income ETF	8,205,040	415,421,175

Total Unaffiliated Exchange-Traded Funds (cost $1,396,274,778)		1,330,925,793

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation — 2.3%
U.S. Treasury Notes
4.250%	01/31/26(k)	57,276	57,333,671
(cost $57,275,876)

Total Long-Term Investments (cost $2,379,656,091)				2,318,637,976

	Shares	Value
Short-Term Investments — 10.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	199,060,871	$199,060,871
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $58,926,675; includes $58,715,869 of cash collateral for securities on loan)(b)(wa)	58,962,053	58,926,675

Total Short-Term Investments (cost $257,987,546)		257,987,546

TOTAL INVESTMENTS—102.2% (cost $2,637,643,637)		2,576,625,522

Liabilities in excess of other assets(z) — (2.2)%		(55,249,684)

Net Assets — 100.0%		$2,521,375,838

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BNP	BNP Paribas S.A.
CBOE	Chicago Board Options Exchange
CITI	Citibank, N.A.
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
MLC	Merrill Lynch Capital Services, Inc.
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPI	Share Price Index
SSB	State Street Bank & Trust Company
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
XASX	Australian Stock Exchange

A4

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,913,350; cash collateral of $58,715,869 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,706	10 Year U.S. Treasury Notes	Jun. 2025	$300,957,938	$3,567,076
243	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	29,706,750	183,613
1,339	10 Year Australian Treasury Bonds	Jun. 2025	94,259,400	221,183
152	Euro STOXX 50 Index	Jun. 2025	8,528,516	(305,878)
343	FTSE 100 Index	Jun. 2025	38,068,596	(478,959)
953	Mini MSCI EAFE Index	Jun. 2025	115,136,695	(3,963,325)
100	S&P 500 E-Mini Communication Services Sector Index	Jun. 2025	12,718,750	(68,952)
357	S&P 500 E-Mini Financials Sector Index	Jun. 2025	55,286,805	1,022,805
1,775	S&P 500 E-Mini Index	Jun. 2025	501,725,938	(3,352,503)
109	S&P 500 E-Mini Mid Cap 400 Index	Jun. 2025	32,030,740	(129,097)
59	S&P 500 E-Mini Technology Sector Index	Jun. 2025	12,382,330	(435,539)
163	S&P 500 E-Mini Utilities Sector Index	Jun. 2025	13,077,490	(19,889)
241	TOPIX Index	Jun. 2025	42,772,318	349,172
				(3,410,293)
Short Positions:
209	10 Year Japanese Bonds	Jun. 2025	192,850,190	(432,729)
72	ASX SPI 200 Index	Jun. 2025	8,859,498	(111,427)
525	DJ US Real Estate Index	Jun. 2025	19,304,250	(162,902)
1,436	Mini MSCI Emerging Markets Index	Jun. 2025	79,755,440	2,563,878
1,370	Russell 2000 E-Mini Index	Jun. 2025	138,856,350	2,318,694
361	S&P 500 E-Mini Consumer Staples Sector Index	Jun. 2025	29,977,440	(514,426)
298	S&P 500 E-Mini Materials Sector Index	Jun. 2025	27,398,120	169,258
43	S&P/TSX 60 Index	Jun. 2025	8,949,904	(116,572)
				3,713,774
				$303,481
Forward foreign currency exchange contract outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/25	BNP	AUD	11,383	$7,198,100	$7,114,064	$—	$(84,036)
British Pound,
Expiring 04/29/25	CITI	GBP	3,375	4,184,490	4,358,996	174,506	—
Expiring 04/29/25	HSBC	GBP	5,963	7,408,249	7,701,583	293,334	—
Expiring 04/29/25	HSBC	GBP	771	956,749	996,393	39,644	—
Expiring 04/29/25	MSI	GBP	919	1,141,260	1,187,542	46,282	—
A5

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contract outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/29/25	SSB	CAD	18,031	$12,621,628	$12,547,668	$—	$(73,960)
Danish Krone,
Expiring 04/29/25	HSBC	DKK	7,227	1,013,781	1,049,253	35,472	—
Expiring 04/29/25	MSI	DKK	18,340	2,592,916	2,662,891	69,975	—
Euro,
Expiring 04/22/25	CITI	EUR	23,478	25,539,109	25,417,216	—	(121,893)
Expiring 04/22/25	MLC	EUR	2,809	3,074,741	3,040,762	—	(33,979)
Expiring 04/29/25	MSI	EUR	1,047	1,099,154	1,133,650	34,496	—
Japanese Yen,
Expiring 04/30/25	MSI	JPY	649,481	4,226,319	4,344,753	118,434	—
Expiring 04/30/25	SSB	JPY	1,252,748	8,126,149	8,380,357	254,208	—
New Zealand Dollar,
Expiring 04/22/25	BNP	NZD	6,744	3,864,886	3,830,975	—	(33,911)
Norwegian Krone,
Expiring 04/22/25	GSI	NOK	199,416	18,863,371	18,954,848	91,477	—
Expiring 04/22/25	HSBC	NOK	236,521	22,121,958	22,481,756	359,798	—
Swedish Krona,
Expiring 04/29/25	SSB	SEK	43,541	4,008,701	4,339,299	330,598	—
Swiss Franc,
Expiring 04/22/25	CITI	CHF	2,586	2,933,748	2,930,738	—	(3,010)
Expiring 04/22/25	MLC	CHF	2,763	3,151,039	3,131,182	—	(19,857)
Expiring 04/29/25	HSBC	CHF	1,025	1,134,276	1,162,756	28,480	—
Expiring 04/29/25	HSBC	CHF	923	1,037,835	1,047,066	9,231	—
Expiring 04/29/25	SSB	CHF	3,820	4,262,885	4,333,122	70,237	—
				$140,561,344	$142,146,870	1,956,172	(370,646)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
British Pound,
Expiring 04/29/25	MSI	GBP	741	$920,490	$957,030	$—	$(36,540)
Euro,
Expiring 04/22/25	CITI	EUR	20,761	22,575,500	22,475,492	100,008	—
Expiring 04/29/25	BNP	EUR	4,919	5,151,785	5,327,027	—	(175,242)
Expiring 04/29/25	BNP	EUR	1,478	1,607,896	1,600,294	7,602	—
Expiring 04/29/25	CITI	EUR	4,575	4,812,685	4,954,651	—	(141,966)
Expiring 04/29/25	CITI	EUR	1,085	1,134,243	1,174,768	—	(40,525)
Expiring 04/29/25	MSI	EUR	1,150	1,254,911	1,245,133	9,778	—
Expiring 04/29/25	MSI	EUR	1,087	1,180,577	1,177,133	3,444	—
Expiring 04/29/25	MSI	EUR	1,067	1,109,949	1,155,828	—	(45,879)
Expiring 04/29/25	SSB	EUR	15,918	16,780,352	17,238,978	—	(458,626)
Hong Kong Dollar,
Expiring 04/29/25	HSBC	HKD	30,101	3,871,558	3,871,656	—	(98)
Japanese Yen,
Expiring 04/22/25	CITI	JPY	1,139,259	7,678,324	7,614,289	64,035	—
Expiring 04/30/25	GSI	JPY	286,808	1,931,159	1,918,623	12,536	—
New Zealand Dollar,
Expiring 04/22/25	MSI	NZD	75,459	43,239,803	42,865,654	374,149	—
Singapore Dollar,
Expiring 04/29/25	BNP	SGD	4,315	3,214,344	3,216,802	—	(2,458)
Swedish Krona,
Expiring 04/29/25	MSI	SEK	43,541	4,101,572	4,339,299	—	(237,727)
A6

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contract outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract (cont’d.):
Swiss Franc,
Expiring 04/22/25	HSBC	CHF	38,652	$43,876,809	$43,804,008	$72,801	$—
Expiring 04/29/25	HSBC	CHF	1,332	1,489,899	1,510,718	—	(20,819)
Expiring 04/29/25	HSBC	CHF	952	1,060,883	1,079,704	—	(18,821)
Expiring 04/29/25	MSI	CHF	782	879,715	886,555	—	(6,840)
				$167,872,454	$168,413,642	644,353	(1,185,541)
						$2,600,525	$(1,556,187)
Cross currency exchange contracts outstanding at March 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/25	Buy	AUD	16,172	JPY	1,511,923	$1,951	$—	GSI
04/22/25	Buy	EUR	2,558	NOK	29,712	—	(54,483)	GSI
04/22/25	Buy	GBP	7,895	JPY	1,519,534	42,301	—	CITI
						$44,252	$(54,483)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7